Related Party Transactions and Balances (Details) - Schedule of Significant Transactions with Related Parties - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Jinjiang School [Member] | Provision of marketing, operation and technical support services to Jinjiang School [Member]
Related Party Transactions and Balances (Details) - Schedule of Significant Transactions with Related Parties [Line Items]
Revenues – related parties	$ 48	$ 67	$ 70
Jinjiang School [Member] | Processing of academic education applications to Jinjiang School [Member]
Related Party Transactions and Balances (Details) - Schedule of Significant Transactions with Related Parties [Line Items]
Revenues – related parties	101	183	90
Jinjiang School [Member] | Sales of teaching and learning materials to Jinjiang School [Member]
Related Party Transactions and Balances (Details) - Schedule of Significant Transactions with Related Parties [Line Items]
Revenues – related parties	74	71	70
Jinjiang School [Member] | Online training to Jinjiang School [Member]
Related Party Transactions and Balances (Details) - Schedule of Significant Transactions with Related Parties [Line Items]
Revenues – related parties	28	37	24
Quanzhou School [Member] | Provision of marketing, operation and technical support services to Quanzhou School [Member]
Related Party Transactions and Balances (Details) - Schedule of Significant Transactions with Related Parties [Line Items]
Revenues – related parties	60	126	132
Quanzhou School [Member] | Processing of academic education applications to Quanzhou School [Member]
Related Party Transactions and Balances (Details) - Schedule of Significant Transactions with Related Parties [Line Items]
Revenues – related parties	107	234	113
Quanzhou School [Member] | Sales of teaching and learning materials to Quanzhou School [Member]
Related Party Transactions and Balances (Details) - Schedule of Significant Transactions with Related Parties [Line Items]
Revenues – related parties	49	62	66
Quanzhou School [Member] | Online training to Quanzhou School [Member]
Related Party Transactions and Balances (Details) - Schedule of Significant Transactions with Related Parties [Line Items]
Revenues – related parties	16	35	23
Related Party [Member]
Related Party Transactions and Balances (Details) - Schedule of Significant Transactions with Related Parties [Line Items]
Revenues – related parties	$ 483	$ 815	$ 588